Consolidated Assets of the Group's Consolidated VIEs as well as Total Assets and Maximum Exposure to Loss for Its Significant or Sponsored Unconsolidated VIEs (Detail) (JPY ¥) In Billions	Mar. 31, 2011	Mar. 31, 2010
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	¥ 3,550	¥ 3,048
Significant or sponsored unconsolidated VIEs- Total assets	2,521	4,963
Significant or sponsored unconsolidated VIEs- Maximum exposure to loss	310	822
Asset-backed commercial paper/loan programs
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	2,085	2,024
Asset-backed securitizations
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	511	355
Significant or sponsored unconsolidated VIEs- Total assets	680	1,253
Significant or sponsored unconsolidated VIEs- Maximum exposure to loss	44	40
Investments in securitization products
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	94	101
Investment funds
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	684	568
Significant or sponsored unconsolidated VIEs- Total assets	1,841	2,778
Significant or sponsored unconsolidated VIEs- Maximum exposure to loss	266	401
Trust arrangements and other
Variable Interest Entity [Line Items]
Consolidated VIEs- Consolidated assets	176
Significant or sponsored unconsolidated VIEs- Total assets		932
Significant or sponsored unconsolidated VIEs- Maximum exposure to loss		¥ 381